PROSPECTUS SUPPLEMENT DATED DECEMBER 29, 1995, TO THE FOLLOWING PROSPECTUSES (SUPERSEDES SUPPLEMENT DATED SEPTEMBER 1, 1995):

The Pierpont Money Market Fund, dated March 1, 1995
The Pierpont Treasury Money Market Fund, dated March 1, 1995
The Pierpont Short Term Bond Fund, dated March1, 1995
The Pierpont Bond Fund, dated March 1, 1995
The Pierpont New York Total Return Bond Fund, dated August 1, 1995
The Pierpont Equity Fund, dated October 1, 1995
The Pierpont Capital Appreciation Fund, dated October 1, 1995
The Pierpont International Equity Fund, dated March 1, 1995 as amended June 21,
  1995
The Pierpont Emerging Markets Equity Fund, dated March 1, 1995
The Pierpont Diversified Fund, dated October 1, 1995

         1. Effective December 29, 1995, each Fund listed above and its corresponding Portfolio have agreed to pay Morgan Guaranty Trust Company of New York ("Morgan Guaranty") for certain administrative services under Administrative Services Agreements, as described below, in addition to the fees Morgan Guaranty receives as shareholder servicing agent for the Fund and as advisor to the Portfolio. At the same time, the fees payable to Signature Broker-Dealer Services, Inc. ("SBDS"), the administrator of each Fund and Portfolio, and the fees payable by certain Funds to Morgan Guaranty as shareholder servicing agent were changed. The anticipated effect of these fee changes on the expense ratios of the Funds is not significant in comparison to expense ratios that existed through August 31, 1995, when the Trust's and Portfolios' Financial and Fund Accounting Services Agreements with Morgan Guaranty were terminated. The tables captioned "Expense Table" and "Example" at page 2 of each Prospectus listed above are restated in their entirety as follows as applicable to the Fund described in such Prospectus:

                                 "EXPENSE TABLE


                                                TREASURY                                              NEW YORK
ANNUAL OPERATING              MONEY MARKET      MONEY MARKET           SHORT TERM                     TOTAL RETURN
EXPENSES                      FUND              FUND                   BOND FUND     BOND FUND        BOND FUND

ADVISORY FEE                  0.12%             0.20%                  0.25%         0.30%            0.30%
RULE 12B-1 FEES               None              None                   None          None             None
OTHER EXPENSES AFTER
  APPLICABLE EXPENSE
  REIMBURSEMENTS              0.29%             0.20%                  0.42%         0.43%            0.45%
                              -----             -----                  -----         -----            -----
TOTAL OPERATING
  EXPENSES AFTER
  APPLICABLE EXPENSE
  REIMBURSEMENTS              0.41%1            0.40%2                 0.67%2        0.73%1           0.75%2
                              =====             =====                  =====         =====            =====



                                                CAPITAL                              EMERGING
ANNUAL OPERATING                                APPRECIATION      INTERNATIONAL      MARKETS EQUITY   DIVERSIFIED
EXPENSES                      EQUITY FUND       FUND              EQUITY FUND        FUND             FUND
ADVISORY FEE                  0.40%             0.60%             0.60%              1.00%            0.55%
RULE 12B-1 FEES               None              None              None               None             None
OTHER EXPENSES AFTER
  APPLICABLE EXPENSE
  REIMBURSEMENTS              0.44%             0.30%             0.60%              0.79%            0.43%
                              -----             -----             -----              -----            -----
TOTAL OPERATING EXPENSES
  AFTER APPLICABLE EXPENSE
  REIMBURSEMENTS              0.84%1            0.90%2            1.20%1             1.79%1           0.98%2
                              =====             =====             =====              =====            =====

1For each of The Pierpont Money Market, Bond, Equity, International Equity and Emerging Markets Equity Funds, fees and expenses are expressed as a percentage of the Fund's estimated average daily net assets for its current fiscal year and reflect the fact that no expense reimbursement arrangements are currently applicable.

2For each of The Pierpont Treasury Money Market, Short Term Bond, New York Total Return Bond, Capital Appreciation and Diversified Funds, fees and expenses are expressed as a percentage of the Fund's average daily net assets for its most recent fiscal year, after any expense reimbursements.

For actual historical expense information for these Funds, see "Financial Highlights" in the Prospectus.

                                    EXAMPLE

     An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                          TREASURY                                       NEW YORK
            MONEY MARKET  MONEY          SHORT TERM                      TOTAL RETURN
            FUND          MARKET FUND    BOND FUND      BOND FUND        BOND FUND
 1 Year      $ 4           $ 4            $ 7            $ 7              $ 8
 3 Years     $13           $13            $21            $23              $24
 5 Years     $23           $23            $37            $41              $42
10 Years     $52           $52            $83            $91              $93


                          CAPITAL                       EMERGING
                          APPRECIATION   INTERNATIONAL  MARKETS EQUITY   DIVERSIFIED
            EQUITY FUND   FUND           EQUITY FUND    FUND             FUND
 1 Year      $  9          $  9           $ 12           $ 18             $ 10
 3 Years     $ 27          $ 29           $ 38           $ 56             $ 31
 5 Years     $ 47          $ 50           $ 66           $ 97             $ 54
10 Years     $104          $111           $145           $211             $120



         The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that investors in each Fund bear. The fees and expenses included in Other Expenses are the fees paid to Morgan Guaranty under the Administrative Services Agreements and Shareholder Servicing Agreements, the fees paid to Pierpont Group, Inc. under the Fund Services Agreements, the fees paid to SBDS under the Administration Agreements, organizational expenses, the fees paid to State Street Bank and Trust Company as custodian and transfer agent and other usual and customary expenses of the Fund and Portfolio. For a more detailed description of contractual fee arrangements, including expense reimbursements, and of the fees and expenses included in Other Expenses, see "Management of the Trust and Portfolio" and "Shareholder Servicing." The above Expense Table reflects total operating expenses after any applicable expense reimbursements for each Fund and its corresponding Portfolio. If the above Expense Table reflected these expenses without current reimbursements, Total Operating Expenses would be as follows:
The Pierpont Treasury Money Market Fund, 0.57%; The Pierpont Short Term Bond Fund, 1.45%; The Pierpont New York Total Return Bond Fund, 0.83%; The Pierpont Capital Appreciation Fund, 1.06%; and The Pierpont Diversified Fund, 1.32%.

     In connection with the above example, please note that $1,000 is less than the Funds' minimum investment requirement and that there are no redemption or exchange fees of any kind. See "Purchase of Shares" and "Redemption of Shares." THE EXAMPLE IS HYPOTHETICAL; IT IS SOLELY FOR ILLUSTRATIVE PURPOSES. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN."

         2. The following restates the last paragraph under the caption "Management of the Trust and the Portfolio-Advisor" in each Prospectus listed above:

         "Under separate agreements, Morgan Guaranty provides certain financial, fund accounting and administrative services to the Fund and the Portfolio and shareholder services to Fund shareholders. See "Administrative Services Agent" and "Shareholder Servicing" below. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY OR ANY OTHER BANK."

         3. The following (i) is inserted before the caption "Management of the Trust and the Portfolio-Custodian" in the Prospectuses for The Pierpont Equity, Capital Appreciation and Diversified Funds and (ii) restates the discussion under the caption "Management of the Trust and the Portfolio-Services Agent" in each other Prospectus listed above:

         "ADMINISTRATIVE SERVICES AGENT. Under Administrative Services Agreements with the Trust and the Portfolio effective December 29, 1995, Morgan Guaranty is responsible for certain financial, fund accounting and administrative services provided to the Fund and the Portfolio, including services related to Portfolio and Fund tax returns, Portfolio and Fund financial reports, computing Fund dividends and net asset value per share and keeping Fund books of account. Under these agreements, each of the Fund and the Portfolio has agreed to pay to Morgan Guaranty a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and the other portfolios (collectively the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest. This charge is calculated in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master
Portfolios'  aggregate  average  daily  net  assets  and  0.03%  of  the  Master
Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Master
Portfolios and other investors in the Master Portfolios for which Morgan Guaranty provides similar services."

         4. The following restates the second and third paragraphs under the caption "Management of the Trust and the Portfolio- Administrator and Distributor" in each Prospectus listed above, and the last sentence of the first paragraph under such caption is deleted from each Prospectus dated prior to October 1, 1995:

         "Under the Trust's and the Portfolio's Administration Agreements with SBDS, each of the Fund and the Portfolio has agreed to pay to SBDS a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios. This charge is calculated in accordance with the following annual schedule:
0.03% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.01% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Fund or the Portfolio is determined by the proportionate share that its net assets bear to the total of the net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios."

         5. The following restates the entire discussion under the caption "Management of the Trust and the Portfolio-Expenses" in each Prospectus listed above as applicable to the Fund described in such Prospectus:

         "EXPENSES. In addition to the fees payable to Morgan Guaranty, SBDS and Pierpont Group, Inc. under the various agreements discussed under "Trustees", "Advisor", "Administrator and Distributor" and "Administrative Services Agent" above and "Shareholder Servicing" below, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders and registration fees under state securities laws. For the Portfolio, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.

         Morgan Guaranty has agreed that it will reimburse each Fund through at least the indicated date to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and its corresponding Portfolio) at the following percentage of the Fund's average daily net assets:


The Pierpont Treasury Money Market Fund                 0.40%                   February 28, 1997
The Pierpont Short Term Bond Fund                       0.67%                   February 28, 1997
The Pierpont New York Total Return Bond Fund            0.75%                   July 31, 1996
The Pierpont Capital Appreciation Fund                  0.90%                   September 30, 1996
The Pierpont Emerging Markets Equity Fund               1.88%                   February 29, 1996
The Pierpont Diversified Fund                           0.98%                   October 31, 1996

         This limit on certain expenses does not cover extraordinary increases in these expenses during the period and no longer applies in the event of a precipitous decline in assets due to unforeseen circumstances. These is no assurance that Morgan Guaranty will continue this waiver beyond the specified period, except as required by the following sentence. Morgan Guaranty has agreed to waive fees as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions. Such annual limits are currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of such net assets and 1.5% of such net assets in excess of $100 million for any fiscal year."

         6. The following restates the second sentence of the first paragraph under the caption "Shareholder Servicing" in each Prospectus listed above as applicable to the Fund described in such Prospectus:

         "The Fund has agreed to pay Morgan Guaranty for acting as shareholder servicing agent at the following annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan Guaranty is acting as shareholder servicing agent):

FUND                                         FEE
The Pierpont Money Market Fund               0.15% of average daily net assets
The Pierpont Treasury Money Market Fund      up to $2 billion; 0.10% thereafter

The Pierpont Short Term Bond Fund            0.20% of average daily net assets
The Pierpont Bond Fund
The Pierpont New York Total Return Bond Fund

The Pierpont Equity Fund                     0.25% of average daily net assets
The Pierpont Capital Appreciation Fund
The Pierpont International Equity Fund
The Pierpont Emerging Markets Equity Fund
The Pierpont Diversified Fund

The above fees generally reflect a decrease in the shareholder servicing fees previously charged by Morgan Guaranty to The Pierpont Money Market and Treasury Money Market Funds and an increase in such fees for The Pierpont Short Term Bond, Bond and New York Total Return Bond Funds."


FEES4.DOC